Organization and Basis of Presentation: Recently Adopted Accounting Guidance (Policies)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Policies
Recently Adopted Accounting Guidance

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.